FAIR VALUES AND FINANCIAL RISK MANAGEMENT	6 Months Ended
Jun. 27, 2025
Disclosure of fair value measurement of assets [abstract]
FAIR VALUES AND FINANCIAL RISK MANAGEMENT
FAIR VALUES AND FINANCIAL RISK MANAGEMENT
Fair Value Measurements
All assets and liabilities for which fair value is measured or disclosed in the condensed consolidated interim financial statements are categorised in the fair value hierarchy as described in our 2024 consolidated financial statements.
The fair values of the Group’s cash and cash equivalents, short term investments, trade accounts receivable, amounts receivable from related parties, trade and other payables, and amounts payable to related parties approximate their carrying amounts due to their short-term nature.
The fair values of the Group’s investments in money market funds, which are classified as financial assets at fair value through profit or loss as they do not meet the solely payments of principle and interest criterion, as at 27 June 2025 and 31 December 2024, were €323 million and €241 million, respectively.
The fair values of the Group’s borrowings are estimated based on borrowings with similar maturities and credit quality and current market interest rates. These are categorised in Level 2 of the fair value hierarchy as the Group uses certain pricing models and quoted prices for similar liabilities in active markets in assessing their fair values. The total fair value of borrowings as at 27 June 2025 and 31 December 2024, was €11.4 billion and €10.7 billion, respectively. This compared to the carrying value of total borrowings as at 27 June 2025 and 31 December 2024 of €12.0 billion and €11.3 billion, respectively. Refer to Note 8 for further details regarding the Group’s borrowings.
The Group’s derivative assets and liabilities are carried at fair value, which is determined using a variety of valuation techniques, depending on the specific characteristics of the hedging instrument taking into account credit risk. The fair value of our derivative contracts (including forwards, options, cross-currency swaps and interest rate swaps) is determined using standard valuation models. The significant inputs used in these models are readily available in public markets or can be derived from observable market transactions and, therefore, the derivative contracts have been classified as Level 2. Inputs used in these standard valuation models include the applicable spot, forward, and discount rates. The standard valuation model for the option contracts also includes implied volatility, which is specific to individual options and is based on rates quoted from a widely used third-party resource. As at 27 June 2025 and 31 December 2024, the total value of derivative assets was €67 million and €200 million, respectively. As at 27 June 2025 and 31 December 2024, the total value of derivative liabilities was €236 million and €206 million, respectively. During the six months ended 27 June 2025, a loss of €103 million (28 June 2024: gain of €35 million) was recorded within Other Comprehensive Income, primarily related to changes in fair value of foreign currency hedges.
For assets and liabilities that are recognised in the condensed consolidated interim financial statements on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by re-assessing categorisation at the end of each reporting period. There have been no transfers between levels during the periods presented.
Financial Instruments Risk Management Objectives and Policies
The Group’s activities expose it to several financial risks including market risk, credit risk, and liquidity risk. Financial risk activities are governed by appropriate policies and procedures to minimise the uncertainties these risks create over the Group’s future cash flows. Such policies are developed and approved by the Group’s Treasury and Commodities Risk Committee through the authority provided to it by the Group’s Board of Directors. There have been no changes to the Group’s risk management policies since the year end.